Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
(In thousands)	December 31, 2023	December 31, 2024
Accounts receivable	10,690	12,502
Less: Allowance for credit losses	(4,201)	(4,622)
Accounts receivable, net	6,489	7,880

Schedule of Presents Movement in the Allowance for Doubtful Accounts

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2022	December 31, 2023	December 31, 2024
Balance at beginning of the year	3,350	4,519	4,201
Additions	1,273	668	967
Reversal	(26)	(806)	(534)
Written off	—	(142)	—
Exchange difference	(78)	(38)	(12)
Balance at end of the year	4,519	4,201	4,622